Other liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Other Liabilities [Abstract]
Deferred sales	$ 23,316	$ 14,382
Derivatives	4,997	4,733
Accrued pension and post-retirement benefit liability	89,002	91,729
Lease obligation	4,872	7,951
Product loan	15,763	6,045
Other	56,615	67,838
Total other liabilities	194,565	192,678
Less current portion	(22,791)	(26,119)
Net	$ 171,774	$ 166,559